Long-term debt (Details 3) (EUR €)	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2007
Estimated fair value of Eurobond
Principal amount	€ 600,000,000		€ 600,000,000		€ 600,000,000
5.75 percent Eurobond [Member]
Estimated fair value of Eurobond
Principal amount	600,000,000		600,000,000
Carrying amount	695,618,000		674,835,000
Fair Value	€ 640,500,000	[1]	€ 631,452,000	[1]

[1]	Source:Bloomberg Finance LP